Contract assets	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Contract assets

Note 5 – Contract assets

Sewage treatment system revenues are recognized over time using an input measure method (cost-to-cost measure of progress method) to measure progress. Under this method, the extent of progress towards completion is measured based on the ratio of total costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues to date are recognized by applying this ratio to the total contract price of the sewage treatment system revenues.

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s unaudited condensed consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consist of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Revenue recognized	$104,524,830	$97,333,105
Less: progress billings	(64,873,220)	(57,343,747)
Contract assets	$39,651,610	$39,989,358
Contract assets, current	$31,126,553	$31,438,860
Contract assets, non-current	$8,525,057	$8,550,498

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Contract assets

Note 5 – Contract assets

Sewage treatment system revenues are recognized over time using an input measure method (cost-to-cost measure of progress method) to measure progress. Under this method, the extent of progress towards completion is measured based on the ratio of total costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues to date are recognized by applying this ratio to the total contract price of the sewage treatment system revenues.

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consist of the following:

	December 31, 2024	December 31, 2023

Revenue recognized	$97,333,105	$71,023,301
Less: progress billings	(57,343,747)	(31,857,462)
Contract assets	$39,989,358	$39,165,839
Contract assets, current	$31,438,860	$34,280,084
Contract assets, non-current	$8,550,498	$4,885,755